Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Brandywine Advisors Midcap Growth Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Brandywine Advisors Midcap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 266 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	266.00%
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	transfer agent charge of $15 for each wire redemption
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Brandywine Advisors Midcap Growth Fund, under normal circumstances, will invest at least 80% of its net assets in midcap companies (midcap companies are companies having market capitalizations between $2 billion and $15 billion).  The Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks and ADRs , equity securities in which the Fund may invest include preferred stocks, convertible securities, rights, and warrants.  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  The Fund will invest in companies in a broad range of industries and generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

■ With deteriorating fundamentals such as contracting margins or reduced revenue growth

■  When investor expectations have become unrealistically high

■  When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your money on your investment in the Brandywine Advisors Midcap Growth Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

■
Market Risk – The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons.  These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally.  The price declines may be steep, sudden and/or prolonged.

■
Foreign Security Risk – Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to those inherent in domestic investments.  Foreign companies may not be subject to regulatory requirements comparable to those of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

■
Portfolio Turnover Risk – High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

■
Mid-Cap Company Risk – There is a risk that the securities of mid- capitalization companies may have limited liquidity and greater price volatility than securities of large-capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your money on your investment in the Brandywine Advisors Midcap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Brandywine Advisors Midcap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over 1, 5 and 10 years compare with those of the S&P® 500, Russell Midcap® and Russell Midcap® Growth Indexes. For a description of the indexes, please see “Index Descriptions” on page 14 .  Updated performance is available on the Fund’s website www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Brandywine Advisors Midcap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns over 1, 5 and 10 years compare with those of the S&P 500, Russell Midcap and Russell Midcap Growth Indexes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandywinefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Brandywine Advisors Midcap Growth Fund (Total return for the calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Note:  During the 10-year period shown on the bar chart, the Fund’s highest total return for a quarter was 19.07% (quarter ended December 31, 2010) and the lowest total return for a quarter was -26.01% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown . After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's "Return after taxes on distributions and sale of Fund shares" may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown .  A fter-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund's “Return after taxes on distributions and sale of Fund shares” may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012 )
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.65%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.32%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (transfer agent charge of $15 for each wire redemption)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Annual Return 2003	rr_AnnualReturn2003	28.81%
Annual Return 2004	rr_AnnualReturn2004	9.89%
Annual Return 2005	rr_AnnualReturn2005	16.80%
Annual Return 2006	rr_AnnualReturn2006	8.96%
Annual Return 2007	rr_AnnualReturn2007	25.53%
Annual Return 2008	rr_AnnualReturn2008	(45.72%)
Annual Return 2009	rr_AnnualReturn2009	11.25%
Annual Return 2010	rr_AnnualReturn2010	19.24%
Annual Return 2011	rr_AnnualReturn2011	(15.19%)
Annual Return 2012	rr_AnnualReturn2012	2.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.76%
BRANDYWINE ADVISORS MIDCAP GROWTH FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.91%